Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	€ 2,399	€ 2,446
Additions	473	525
Transfers	1	(9)
Depreciation	(457)	(461)
Impairments	(23)	(41)
Reversal of impairments	5	10
Remeasurements	80	13
Disposals	(68)	(78)
Exchange rate differences	25	(5)
Closing balance	2,434	2,399
Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	5,744
Closing balance	5,831	5,744
Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(3,639)
Closing balance	(3,772)	(3,639)
Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(136)
Closing balance	(136)	(136)
Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	267
Closing balance	282	267
Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	163
Closing balance	229	163
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	1,078	1,076
Additions	141	279
Transfers	(4)	(4)
Depreciation	(242)	(246)
Impairments	(4)	(12)
Reversal of impairments
Remeasurements	75	9
Disposals	(18)	(20)
Exchange rate differences	8	(4)
Closing balance	1,033	1,078
Right-of-use assets | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	1,851
Closing balance	1,933	1,851
Right-of-use assets | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(904)
Closing balance	(1,098)	(904)
Right-of-use assets | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(32)
Closing balance	(31)	(32)
Right-of-use assets | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Right-of-use assets | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	163
Closing balance	229	163
Property in own use | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	753
Closing balance	871	753
Property in own use | Property plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	616	681
Additions	92	4
Transfers	83	(1)
Depreciation	(11)	(12)
Impairments	(9)	(19)
Reversal of impairments	5	10
Remeasurements	5	4
Disposals	(36)	(47)
Exchange rate differences	13	(4)
Closing balance	758	616
Property in own use | Property plant and equipment | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	753
Closing balance	871	753
Property in own use | Property plant and equipment | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(305)
Closing balance	(298)	(305)
Property in own use | Property plant and equipment | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(99)
Closing balance	(97)	(99)
Property in own use | Property plant and equipment | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	267
Closing balance	282	267
Property in own use | Property plant and equipment | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Property in own use | Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	972
Closing balance	895	972
Equipment | Property plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	705	689
Additions	240	241
Transfers	(78)	(4)
Depreciation	(204)	(204)
Impairments	(10)	(10)
Reversal of impairments
Remeasurements
Disposals	(14)	(10)
Exchange rate differences	5	4
Closing balance	643	705
Equipment | Property plant and equipment | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	3,140
Closing balance	3,027	3,140
Equipment | Property plant and equipment | Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(2,430)
Closing balance	(2,376)	(2,430)
Equipment | Property plant and equipment | Accumulated impairments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January	(6)
Closing balance	(8)	(6)
Equipment | Property plant and equipment | Accumulated revaluation surplus
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance
Equipment | Property plant and equipment | Accumulated remeasurement
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Opening balance as at 1 January
Closing balance